Document and Entity Information	6 Months Ended
Jun. 30, 2012
Entity Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2
Trading Symbol	SSW
Entity Registrant Name	SEASPAN CORP
Entity Central Index Key	0001332639
Current Fiscal Year End Date	--12-31

Interim Consolidated Balance Sheets (USD $)	Jun. 30, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 338,311,000	$ 481,123,000
Short-term investments	10,436,000
Accounts receivable	10,935,000	6,837,000
Prepaid expenses	29,355,000	17,398,000
Gross investment in lease	14,600,000	14,640,000
Total current assets	403,637,000	519,998,000
Vessels (note 5)	4,899,016,000	4,697,249,000
Deferred charges (note 6)	43,633,000	45,917,000
Gross investment in lease	88,558,000	95,798,000
Goodwill (note 3)	66,662,000
Other assets (note 7)	72,561,000	88,754,000
Total assets	5,574,067,000	5,447,716,000
Current liabilities:
Accounts payable and accrued liabilities (note 14(a))	52,580,000	47,400,000
Current portion of deferred revenue (note 8)	24,160,000	23,257,000
Current portion of long-term debt (note 9)	72,518,000	81,482,000
Current portion of other long-term liabilities (note 10)	38,308,000	37,649,000
Total current liabilities	187,566,000	189,788,000
Long-term deferred revenue (note 8)	10,124,000	12,503,000
Long-term debt (note 9)	3,050,192,000	2,914,247,000
Other long-term liabilities (note 10)	633,052,000	583,263,000
Fair value of financial instruments (note 17(a))	590,256,000	564,490,000
Share capital (note 11):
Preferred shares; $0.01 par value; 65,000,000 shares authorized	142,000	142,000
Treasury shares	(417,000)
Additional paid in capital	1,775,842,000	1,860,979,000
Deficit	(622,454,000)	(622,406,000)
Accumulated other comprehensive loss	(50,866,000)	(55,986,000)
Total shareholders' equity	1,102,877,000	1,183,425,000
Total liabilities and shareholders' equity	5,574,067,000	5,447,716,000
Class A Common Shares [Member]
Share capital (note 11):
Common shares
Treasury shares	(329,000)
Class B Common Shares [Member]
Share capital (note 11):
Common shares
Class C Common Shares [Member]
Share capital (note 11):
Common shares	$ 630,000	$ 696,000

Interim Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Preferred shares, par value	$ 0.01	$ 0.01
Preferred shares, Authorized	65,000,000	65,000,000
Class A Common Shares [Member]
Common shares, par value	$ 0.01	$ 0.01
Common shares, authorized	200,000,000	200,000,000
Common shares, issued	62,985,708	69,620,060
Common shares, outstanding	62,985,708	69,620,060
Class B Common Shares [Member]
Common shares, par value	$ 0.01	$ 0.01
Common shares, authorized	25,000,000	25,000,000
Common shares, issued
Common shares, outstanding
Class C Common Shares [Member]
Common shares, par value	$ 0.01	$ 0.01
Common shares, authorized	100	100
Common shares, issued		100
Common shares, outstanding		100

Interim Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Revenue	$ 166,321	$ 133,672	$ 318,410	$ 254,667
Operating expenses:
Ship operating (note 4)	31,515	32,809	66,065	63,875
Depreciation	41,533	32,818	78,814	62,776
General and administrative	6,671	5,032	12,521	7,726
Gain on vessels (note 5)	(9,773)		(9,773)
Total operating expenses	69,946	70,659	147,627	134,377
Operating earnings	96,375	63,013	170,783	120,290
Other expenses (income):
Interest expense	19,157	10,656	36,132	20,803
Interest income	(321)	(172)	(629)	(327)
Interest income from leasing	(1,316)		(2,659)
Undrawn credit facility fee	398	1,221	1,203	2,482
Amortization of deferred charges (note 6)	2,956	1,423	5,167	2,697
Change in fair value of financial instruments	82,084	84,747	86,760	78,945
Equity loss on investment			134
Other expenses	166		166
Total other expenses (income)	103,124	97,875	126,274	104,600
Net earnings (loss)	$ (6,749)	$ (34,862)	$ 44,509	$ 15,690
Class A Common Shares [Member]
Earnings (loss) per share (note 12):
Class A common share, basic and diluted	$ (0.38)	$ (0.72)	$ 0.17	$ (0.17)

Consolidated Statements Of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Net earnings (loss)	$ (6,749)	$ (34,862)	$ 44,509	$ 15,690
Other comprehensive income:
Amounts reclassified to earnings (loss) during the period relating to cash flow hedging instruments	2,412	3,003	5,120	6,379
Comprehensive income (loss)	$ (4,337)	$ (31,859)	$ 49,629	$ 22,069

Interim Consolidated Statements of Shareholders Equity (USD $)	Total USD ($)	Class A Common Shares [Member]	Class C Common Shares [Member]	Series A Preferred Shares [Member]	Series B Preferred Shares [Member] USD ($)	Series C Preferred Shares [Member] USD ($)	Common Shares [Member] USD ($)	Preferred Shares [Member] USD ($)	Preferred Shares [Member] Series B Preferred Shares [Member] USD ($)	Preferred Shares [Member] Series C Preferred Shares [Member] USD ($)	Treasury Stock [Member] USD ($)	Additional Paid-In Deficit/Capital [Member] USD ($)	Additional Paid-In Deficit/Capital [Member] Series B Preferred Shares [Member] USD ($)	Additional Paid-In Deficit/Capital [Member] Series C Preferred Shares [Member] USD ($)	Loss/Deficit [Member] USD ($)	Loss/Deficit [Member] Series B Preferred Shares [Member] USD ($)	Loss/Deficit [Member] Series C Preferred Shares [Member] USD ($)	Accumulated Other Comprehensive Loss [Member] USD ($)
Beginning balance at Dec. 31, 2010	$ 989,736,000						$ 686,000	$ 5,000				$ 1,526,822,000			$ (469,616,000)			$ (68,161,000)
Balance, shares at Dec. 31, 2010		68,601,240	100	200,000	260,000
Shares issued through dividend reinvestment program	13,039,000						10,000					13,029,000
Redemption of Series B preferred shares					(24,600,000)				(3,000)				(27,470,000)			2,873,000
Share-based compensation (note 13)	2,528,000											2,528,000
Series C preferred shares issued (note 11)						350,000,000				140,000				349,860,000
Net earnings (loss)	(83,400,000)														(83,400,000)
Fees and expenses in connection with preferred shares	(9,750,000)											(9,750,000)
Other comprehensive income	12,175,000																	12,175,000
Premium on issuance of Series C preferred shares						4,289,000								4,289,000
Dividends on class A common shares ($0.4375 per share)	(47,414,000)														(47,414,000)
Dividends on Series B preferred shares					(972,000)	(22,206,000)							841,000			(1,813,000)	(22,206,000)
Amortization of Series C issuance costs												830,000			(830,000)
Redemption of Series B preferred shares, shares					(260,000)
Preferred shares issued, shares						14,000,000
Shares issued through dividend reinvestment program, shares		975,620
Share-based compensation (note 13), shares		43,200
Balance at Dec. 31, 2011	1,183,425,000						696,000	142,000				1,860,979,000			(622,406,000)			(55,986,000)
Balance, shares at Dec. 31, 2011		69,620,060	100	200,000		14,000,000
Shares issued through dividend reinvestment program	5,277,000						4,000					5,273,000
Share-based compensation (note 13)	2,338,000						1,000					2,337,000
Net earnings (loss)	44,509,000														44,509,000
Other comprehensive income	5,120,000																	5,120,000
Dividends on class A common shares ($0.4375 per share)	(27,455,000)														(27,455,000)
Shares repurchased, including related expenses	(170,938,000)						(113,000)					(170,825,000)
Shares issued and retired on acquisition (note 3)	77,643,000						42,000					77,601,000
Treasury shares	(417,000)										(417,000)
Dividends on Series B preferred shares						(16,625,000)											(16,625,000)
Amortization of Series C issuance costs												477,000			(477,000)
Shares issued through dividend reinvestment program, shares		351,926
Share-based compensation (note 13), shares		134,526
Shares repurchased, including related expenses, shares		(11,322,100)
Shares issued and retired on acquisition (note 3), shares		4,220,728	(100)
Treasury shares, shares		(19,432)
Balance at Jun. 30, 2012	$ 1,102,877,000						$ 630,000	$ 142,000			$ (417,000)	$ 1,775,842,000			$ (622,454,000)			$ (50,866,000)
Balance, shares at Jun. 30, 2012		62,985,708		200,000		14,000,000

Interim Consolidated Statements of Shareholders Equity (Parenthetical) (Class A Common Shares [Member], USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Class A Common Shares [Member]
Dividends on common shares, per share	$ 0.4375	$ 0.6875

Interim Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Operating activities:
Net earnings (loss)	$ (6,749)	$ (34,862)	$ 44,509	$ 15,690
Items not involving cash:
Depreciation	41,533	32,818	78,814	62,776
Share-based compensation (note 13)	1,943	865	2,529	1,252
Amortization of deferred charges (note 6)	2,956	1,423	5,167	2,697
Amounts reclassified from other comprehensive loss to interest expense	2,194	2,900	4,736	6,185
Unrealized change in fair value of financial instruments (note 17)	51,354	53,798	25,571	18,246
Gain on vessels	(9,773)		(9,773)
Equity loss on investment			134
Changes in assets and liabilities:
Prepaid expenses and accounts receivable	6,897	(1,488)	25,387	(2,866)
Other assets and deferred charges	(6,344)	(2,810)	(8,586)	(7,387)
Accounts payable and accrued liabilities	10,180	9,964	(19,437)	6,643
Deferred revenue	(682)	754	(1,477)	(3,385)
Other long-term liabilities (note 10)	(1,314)	(3,139)	(5,620)	(3,239)
Cash from operating activities	92,195	60,223	141,954	96,612
Financing activities:
Draws on credit facilities (note 9)	69,997	387	115,487	2,297
Repayment of credit facilities (note 9)	(2,760)		(12,802)
Shares repurchased, including related expenses (note 11)	(329)		(170,938)
Repayment on other long-term liabilities (note 10)	(8,335)	(3,487)	(32,984)	(5,700)
Financing fees (note 6)	198	(385)	182	(1,067)
Dividends on common shares	(14,811)	(9,375)	(22,178)	(15,626)
Dividends on preferred shares	(8,312)	(6,394)	(16,625)	(6,714)
Cash from (used in) financing activities	35,648	85,026	(139,858)	317,846
Investing activities:
Expenditures for vessels	(77,640)	(208,704)	(164,275)	(299,265)
Short term investments	141		(10,073)
Cash acquired on acquisition of Seaspan Management Services Ltd.			23,910
Restricted cash	5,000	5,000	5,000	5,000
Intangible assets	(6,511)	(995)	530	(1,584)
Cash used in investing activities	(79,010)	(204,699)	(144,908)	(295,849)
Increase (decrease) in cash and cash equivalents	48,833	(59,450)	(142,812)	118,609
Cash and cash equivalents, beginning of period	289,478	212,278	481,123	34,219
Cash and cash equivalents, end of period	338,311	152,828	338,311	152,828
Series C Preferred Shares [Member]
Financing activities:
Series C preferred shares issued, net of share issue costs		$ 104,280		$ 344,656

General	6 Months Ended
Jun. 30, 2012
General
1.	General:

Seaspan Corporation (the Company) was incorporated on May 3, 2005 in the Marshall Islands and owns and operates containerships pursuant to primarily long-term, fixed-rate time charters to major container liner companies.

The accompanying financial information is unaudited and reflects all adjustments, consisting solely of normal recurring adjustments, which, in the opinion of management, are necessary for a fair presentation of results for the interim periods presented. They do not include all disclosures required under United States generally accepted accounting principles for annual financial statements. These unaudited interim consolidated financial statements should be read in conjunction with the December 31, 2011 consolidated financial statements filed with the Securities and Exchange Commission in the Company’s Annual Report on Form 20-F.

Significant accounting policies	6 Months Ended
Jun. 30, 2012
Significant accounting policies
2.	Significant accounting policies:

On January 27, 2012, the Company acquired Seaspan Management Services Limited (“the Manager”). See note 3 for a description of the acquisition. The results of the Manager have been included in the Company’s consolidated financial statements since the date of acquisition and result in the following changes to our significant accounting policies:

(a)	Principles of consolidation:

The accompanying financial statements include the accounts of Seaspan Corporation and all of its subsidiaries, which are wholly-owned. As of June 30, 2012, the following additional subsidiaries are being consolidated:

•	Seaspan Management Services Limited;

•	Seaspan Ship Management Ltd.;

•	Seaspan Crew Management Ltd.;

•	Seaspan Advisory Services Limited;

•	Seaspan Crew Management India Private Limited.

(b)	Foreign currency translation:

The functional and reporting currency is the United States dollar. Transactions incurred in other currencies are translated into United States dollars using the exchange rate at the time of the transaction. Monetary assets and liabilities as of the financial reporting date are translated into United States dollars using exchange rates at that date. Exchange gains and losses are included in net earnings.

(c)	Goodwill:

Goodwill represents the excess of the purchase price of an acquired enterprise over the fair value assigned to assets acquired and liabilities assumed in a business combination. Goodwill and indefinite-lived intangible assets are not amortized, but reviewed for impairment annually or more frequently if impairment indicators arise. A fair value approach is used to identify potential goodwill impairment and, when necessary, measure the amount of impairment. The Company uses a discounted cash flow model to determine the fair value of reporting units, unless there is a readily determinable fair market value. Intangible assets with finite lives are amortized over their useful lives. Intangible assets with finite lives are assessed for impairment when and if impairment indicators exist. An impairment loss is recognized if the carrying amount of an intangible asset is not recoverable and its carrying amount exceeds its fair value.

Acquisition of Seaspan Management Services Limited	6 Months Ended
Jun. 30, 2012
Acquisition of Seaspan Management Services Limited
3.	Acquisition of Seaspan Management Services Limited:

On January 27, 2012, the Company acquired 100 percent of the Manager, an affiliated privately owned company that has provided technical, administrative and strategic services to the Company. The Company’s acquisition of the Manager will increase its control over access to the first-rate services that the Manager provides to the Company on a long-term basis, and reduce certain conflicts between the Company and its directors who have interests in the Manager.

The aggregate purchase price, excluding potential balance sheet adjustments, was $97,705,000, including:

4,220,728 of the Company’s Class A common shares	$66,899
Contingent consideration	9,953
Settlement of intercompany balances	19,693
Stock based compensation (note 13)	1,160

Aggregate purchase price	$97,705

Under the Share Purchase Agreement, $7,500,000 or 586,212 shares of Class A common shares have been deposited in escrow for settlement of potential indemnifiable damages. If there are no claims for indemnification, the escrowed shares will be released within three business days of January 27, 2013.

The value of the Company’s Class A common shares issued was determined based on the closing market price of those common shares on January 27, 2012, which was the date the acquisition closed.

The contingent consideration arrangement requires the Company to pay the former owners of the Manager additional consideration of 39,081 of the Company’s Class A common shares for each of certain containerships ordered or acquired by the Company, Greater China Intermodal Investments LLC or Blue Water Commerce, LLC after December 12, 2011 and prior to August 15, 2014 and which are to be managed by the Manager or the Company.

For the six months ended June 30, 2012, the Company incurred $0.4 million of acquisition-related costs that have been included in general and administrative expense in the Company’s consolidated statements of operations.

As the Company is in the process of valuing the assets acquired and liabilities assumed, the purchase price and allocation of the purchase price remains subject to finalization. The following table summarizes the estimated fair value of the identifiable assets acquired and liabilities assumed:

Cash and cash equivalent	$23,911
Current assets	34,525
Other assets	5,335
Capital assets	678
Intangible assets	1,706
Goodwill	66,662

Total assets acquired	132,817
Debt assumed	5,000
Current liabilities	29,153
Other long-term liabilities	959

Net assets acquired	$97,705

The goodwill of $66,662,000 arising from the acquisition is attributable to the workforce of the acquired business and the synergies expected to arise after the Company’s acquisition of the Manager. All of the goodwill was assigned to Seaspan Corporation. The goodwill is not expected to be deductible for tax purposes.

The Company purchased identifiable intangible assets (customer contract) estimated at $1,706,000 with an estimated useful life of 5 years.

(a)	Pro forma information:

If the acquisition of the Manager had occurred as of January 1, 2011, the pro forma operating results would not be materially different from the pre-acquisition results reported by the Company.

Related party transactions	6 Months Ended
Jun. 30, 2012
Related party transactions
4.	Related party transactions:

Prior to the acquisition, the ultimate beneficial owners of the Manager also directly and indirectly owned common shares, or common shares and preferred shares, of the Company.

The Company had management agreements with the Manager for the provision of certain technical, strategic and administrative services for fees:

•

Technical Services - The Manager was responsible for providing ship operating services to the Company in exchange for a fixed fee per day per vessel as described below. The technical services fee does not include certain extraordinary items, as defined in the management agreements.

•

Administrative and Strategic Services - The Manager provided administrative and strategic services to the Company for the management of the business for a fixed fee of $72,000 per year. The Company also reimbursed all reasonable expenses incurred by the Manager in providing these services to the Company.

The following are technical service fees that were charged under the Management Agreements in place up to the acquisition date:

Vessel class (TEU)	Number of vessels	Weighted-average technical services fee (in whole amounts, per vessel per day)
2500	10	$5,132
3500	2	5,242
4250	24	5,465
4500	5	6,916
4800	4	50
5100	4	6,482
8500	10	7,268
9600	2	7,406
13100	8	8,545

The following table summarizes the amounts incurred for the period from January 1, 2012 to the date of acquisition and for the three and six months ended June 30, 2011:

	Three months ended		Six months ended
	June 30, 2012	June 30, 2011	June 30, 2012	June 30, 2011
Costs incurred under the Management Agreements:
Technical services	$—	$33,040	$9,712	$63,707
Dry-dock activities included in technical services	—	1,435	419	2,766
Administrative and strategic services	—	18	5	36
Reimbursed expenses	—	966	305	1,830
Construction supervision	—	734	100	1,222
Costs incurred with the Manager and parties related thereto:
Consulting services	—	42	—	84

As at June 30, 2012, the Company had due from related parties of $1,408,000 (December 31, 2011- nil).

Vessels	6 Months Ended
Jun. 30, 2012
Vessels
5.	Vessels:

June 30, 2012	Cost	Accumulated depreciation	Net book value
Vessels	$5,339,553	$470,554	$4,868,999
Vessels under construction	30,017	—	30,017

	$5,369,570	$470,554	$4,899,016

December 31, 2011	Cost	Accumulated depreciation	Net book value
Vessels	$4,684,325	$394,994	$4,289,331
Vessels under construction	407,918	—	407,918

	$5,092,243	$394,994	$4,697,249

During the six month period ended June 30, 2012, the Company capitalized interest costs of $2,493,000 (June 30, 2011—$8,923,000) as vessels under construction.

In June 2012, the $53.0 million term loan credit facility matured upon expiration of the UASC Madinah time charter. On June 27, 2012, the Company sold the UASC Madinah to that U.S. bank for $52,104,000 the amount outstanding under the term loan resulting in a gain on vessel of $9,773,000.

Deferred charges	6 Months Ended
Jun. 30, 2012
Deferred charges
6.	Deferred charges:

	Dry-docking	Financing fees	Total
December 31, 2011	$9,370	$36,547	$45,917
Cost incurred	3,252	(36)	3,216
Amortization expensed	(1,401)	(3,766)	(5,167)
Amortization capitalized	—	(333)	(333)

June 30, 2012	$11,221	$32,412	$43,633

Other assets	6 Months Ended
Jun. 30, 2012
Other assets
7.	Other assets:

	June 30, 2012	December 31, 2011
Prepaid expense	$—	$11,203
Intangible assets	3,415	6,538
Investment in affiliate	650	784
Capital assets	606	—
Restricted cash	60,000	65,000
Other	7,890	5,229

Other assets	$72,561	$88,754

Deferred revenue	6 Months Ended
Jun. 30, 2012
Deferred revenue
8.	Deferred revenue:

	June 30, 2012	December 31, 2011
Deferred revenue on time charters	$18,877	$17,779
Deferred interest on lease receivable	15,012	17,981
Other deferred revenue	395	—

Deferred revenue	34,284	35,760
Current portion	(24,160)	(23,257)

	$10,124	$12,503

Long-term debt	6 Months Ended
Jun. 30, 2012
Long-term debt
9.	Long-term debt:

	June 30, 2012	December 31, 2011
Long-term debt:
$1.3 billion revolving credit facility	$1,032,745	$1,032,745
$365.0 million revolving credit facility	315,800	323,200
$218.4 million credit facility	217,661	217,661
$920.0 million revolving credit facility	890,257	890,257
$150.0 million credit facility	150,000	79,672
$291.2 million credit facility	269,895	202,026
$235.3 million credit facility	226,352	182,168
$53.0 million term loan credit facility	—	53,000
$15.0 million term loan	15,000	15,000
$5.0 million line of credit	5,000	—
$150.0 million revolving credit facility	—	—

Long-term debt	3,122,710	2,995,729
Current portion	(72,518)	(81,482)

Long-term debt	$3,050,192	$2,914,247

Minimum repayments:

As at June 30, 2012, minimum repayments for the balances outstanding with respect to the credit facilities are as follows:

Remainder of 2012	$84,302
2013	181,990
2014	311,613
2015	837,407
2016	168,776
Thereafter	1,538,622

$3,122,710

The minimum repayments above are determined based on amounts outstanding at period end, pro-rated to reflect commitment reduction schedules for each related facility as if they were fully drawn. Actual repayments may differ from the amounts presented as repayment timing is impacted by the balance outstanding at each commitment reduction date.

Other long-term liabilities	6 Months Ended
Jun. 30, 2012
Other long-term liabilities
10.	Other long-term liabilities:

	June 30, 2012	December 31, 2011
Other long-term liability	$671,360	$620,512
Accrued liabilities	—	400

Other long-term liabilities	671,360	620,912
Current portion	(38,308)	(37,649)

	$633,052	$583,263

The Company, through certain of its wholly-owned consolidated subsidiaries, has entered into non-recourse or limited recourse sale-leaseback arrangements with financial institutions to fund the construction of certain vessels under existing shipbuilding contracts.

In these arrangements, the Company has agreed to transfer the vessels to the lessors and, commencing from the delivery of the vessels from the shipyard, lease the vessel back from the lessor over the applicable lease term. In the arrangements where the shipbuilding contracts are novated to the lessors, the lessors assume responsibility for the remaining payments under the shipbuilding contracts.

The leases in these arrangements are capital leases in the consolidated financial statements and the lessees are the owners of the vessels under construction for accounting purposes.

In certain of the arrangements, the lessors are wholly-owned subsidiaries of financial institutions that are variable interest entities and whose only assets and operations are to hold the Company’s leases and vessels. The Company operates the vessels during the lease term and supervises the vessels’ construction before the lease term begins. As a result, the Company is the primary beneficiary of the lessors and consolidates the lessors for financial reporting purposes.

The terms of the leases are as follows:

(a)	Leases for five 4500 TEU vessels:

As of June 30, 2012, the carrying value of the vessels being funded under this facility is $463,058,000 (December 31, 2011—$470,770,000).

(b)	Lease for one 13100 TEU vessel:

As of June 30, 2012, the carrying value of the vessel being funded under this facility is $167,635,000 (December 31, 2011—$170,330,000).

(c)	Lease for one 13100 TEU vessel:

The term of the lease is 12 years beginning from the vessel’s delivery date. The lessor has provided $109,000,000 of financing. Lease payments include an interest component based on three month LIBOR. The outstanding balance of the lease at the end of the lease term will be zero and the lessee will have the option to purchase the vessel from the lessor for $1.

This vessel delivered during the quarter ended March 31, 2012.

As of June 30, 2012, the carrying value of the vessel being funded under this facility is $ 173,379,000 (December 31, 2011—$89,790,000).

Based	on maximum amounts funded, payments under the leases would be due to the lessors as follows:

Remainder of 2012	$30,281
2013	64,646
2014	63,397
2015	127,384
2016	293,351
Thereafter	218,013

797,072
Less amounts representing:
Interest	(125,712)

$671,360

Share capital	6 Months Ended
Jun. 30, 2012
Share capital
11.	Share capital:

(a)	Common shares:

On January 19, 2012, the Company accepted the re-purchase of 11,300,000 shares of its common stock at a price of $15.00 per share, for an aggregate cost of $170,609,000 including fees and expenses of $1,110,000 relating to the tender offer.

In January 2012, the Company issued 4,220,728 Class A common shares valued at $66,899,000 for the purchase of the Manager (note 3). Pursuant to the Share Purchase Agreement, all of the outstanding Class C common shares were cancelled and retired.

In February 2012, the Company adopted an open market share repurchase plan of up to $50,000,000 of its Class A common shares. During the six month ended June 30, 2012, 22,100 Class A common shares were repurchased via the open market repurchase plan for $329,000.

(b)	Preferred shares:

The Company had the following preferred shares outstanding:

	Shares		Liquidation preference
Series	Authorized	Issued	June 30, 2012	December 31, 2011
A	315,000	200,000	$288,176	$271,677
C	40,000,000	14,000,000	350,000	350,000

On January 28, 2011, the Company issued 10,000,000 Series C preferred shares for gross proceeds of $250.0 million. The Series C preferred shares were issued for cash and pay cumulative quarterly dividends at a rate 9.5% per annum from their date of issuance. At any time on or after January 30, 2016, the Series C Preferred Shares may be redeemed, in whole or in part at a redemption price of $25.00 per share plus unpaid dividends. If the Company fails to comply with certain covenants, default on any of its credit facilities, fail to pay dividends or if the Series C preferred shares are not redeemed at the option of the Company, in whole by January 30, 2017, the dividend rate payable on the Series C preferred shares shall increase quarterly, subject to an aggregate maximum rate per annum of 25% prior to January 30, 2016 and 30% thereafter, to a rate that is 1.25 times the dividend rate payable on the Series C Preferred Shares. The Series C preferred shares are not convertible into common shares and are not redeemable at the option of the holder. The initial dividend on the Series C preferred shares was paid on May 2, 2011.

On May 25, 2011, the Company issued an additional 4,000,000 Series C preferred shares for gross proceeds of $108,600,000, or $27.15 per share. The gross proceeds include accrued dividends to May 25, 2011. The second issuance of Series C preferred shares were issued for cash and have the same terms as the initial issuance of Series C preferred shares.

Earnings per share	6 Months Ended
Jun. 30, 2012
Earnings per share
12.	Earnings per share:

The Company applies the if-converted method to determine the EPS impact for the convertible Series A preferred shares. The following is a reconciliation of the numerator and denominator used in the basic and diluted EPS computations.

For the three months ended June 30, 2012	Income (numerator)	Shares (denominator)	Per share amount
Net loss	$(6,749)
Less:
Series A preferred share dividends	(8,371)
Series C preferred share dividends	(8,569)

Basic and diluted EPS(1):
Income from continuing operations attributable to common shareholders	$(23,689)	62,608,000	$(0.38)

For the three months ended June 30, 2012	Income (numerator)	Shares (denominator)	Per share amount
Net loss	$(34,862)
Less:
Series A preferred share dividends	(7,435)
Series B preferred share dividends	(605)
Series C preferred share dividends	(7,134)

Basic and diluted EPS (1):
Loss from continuing operations attributable to common shareholders	$(50,036)	69,019,000	$(0.72)

(1)	The convertible Series A preferred shares, contingent consideration, shares held in escrow and share-based compensation are not included in the computation of diluted EPS if their effects are anti-dilutive for the period.

For the six months ended June 30, 2012	Income (numerator)	Shares (denominator)	Per share amount
Net earnings	$44,509
Less:
Series A preferred share dividends	(16,499)
Series C preferred share dividends	(17,102)

Basic EPS:
Income from continuing operations attributable to common shareholders	$10,908	63,153,000	$0.17

Effect of dilutive securities:
Contingent consideration (note 3)	—	605,000
Shares held in escrow (note 3)	—	504,000
Share-based compensation	—	204,000
Diluted EPS:
Income attributable to common shareholders plus assumed conversion	$10,908	64,466,000	$0.17

For the six months ended June 30, 2011	Income (numerator)	Shares (denominator)	Per share amount
Net earnings	$15,690
Less:
Series A preferred share dividends	(14,577)
Series B preferred share dividends	(1,196)
Series C preferred share dividends	(11,548)

Basic and diluted EPS (1):
Loss from continuing operations attributable to common shareholders	$(11,631)	68,937,000	$(0.17)

(1)	The convertible Series A preferred shares, contingent consideration, shares held in escrow and share-based compensation are not included in the computation of diluted EPS if their effects are anti-dilutive for the period.

Share-based compensation	6 Months Ended
Jun. 30, 2012
Share-based compensation
13.	Share-based compensation:

In December 2005, the Company’s Board of Directors adopted the Seaspan Corporation Stock Incentive Plan (the Plan), under which our officers, employees and directors may be granted options, restricted shares, phantom shares, and other stock-based awards as may be determined by the Company’s Board of Directors. A total of 2,000,000 shares of common stock are reserved for issuance under the Plan, which is administered by the Company’s Board of Directors. The Plan expires ten years from the date of its adoption. As at June 30, 2012, there are 887,621 (December 31, 2011—987,972) remaining shares left for issuance under this plan.

Class A common shares are issued on a one for one basis in exchange for the cancellation of vested restricted shares and phantom share units. The restricted shares generally vest over one year and the phantom share units generally vest over three years.

A summary of the Company’s outstanding restricted shares and phantom share units as of and for the six months ended June 30, 2012 is presented below:

	Restricted shares		Phantom share units
	Number of shares	W.A. grant date FV	Number of shares	W.A. grant date FV
December 31, 2011	43,200	$13.04	534,000	$12.72
Granted	60,351	14.09	40,000	17.68
Vested	(43,200)	13.04	—	—

June 30, 2012	60,351	$14.09	574,000	$13.07

As vested outstanding phantom share units are only exchanged for common shares upon written notice from the holder, the phantom share units that are exchanged for common shares may include units that vested in prior periods. At June 30, 2012, 340,000 (December 31, 2011—167,000) of the outstanding phantom share units were vested and available for exchange by the holder.

During the three and six months ended June 30, 2012, the Company recognized $656,000 and $1,404,000 (June 30, 2011—$490,000 and $877,000) related to restricted share units and phantom share units, and $188,000 and $375,000 (June 30, 2011—nil and nil) in share-based compensation expenses related to other stock-based awards. In addition, the Company recognized nil and $184,000 (June 30, 2011—nil and nil) during the three and six months ended June 30, 2012 in other stock-based awards that was capitalized to vessels under construction. During the six months ended June 30, 2012, the total fair value of shares vested was $563,000 (December 31, 2011—$462,000). As at June 30, 2012, there was $2,369,000 (December 31, 2011—$2,516,000) of total unrecognized compensation cost to be recognized relating to unvested share-based compensation awards, which are expected to be recognized over a weighted average period of 18 months.

On January 27, 2012, as part of the acquisition of the Manager, the Company continued the Manager’s long-term incentive plan for certain of its employees (“the Participants”). Under this plan, the Manager has accrued for a bonus to employees to be paid, in part, with shares of the Company. At the acquisition date, $1,160,000 had been recorded related to this plan which has been transferred to additional paid in capital on the acquisition date. At June 30, 2012, the total amount has been recognized. The shares were transferred by the Company to the Participants prior to June 30, 2012.

Other information	6 Months Ended
Jun. 30, 2012
Other information
14.	Other information:

(a)	Accounts payable and accrued liabilities:

The principal components of accounts payable and accrued liabilities are:

	June 30, 2012	December 31, 2011
Due to related parties	$—	$1,816
Accrued interest	21,809	19,592
Other accrued liabilities	30,771	25,992

	$52,580	$47,400

(b)	Supplementary information to the statement of cash flows consists of:

	Three months ended		Six months ended
	June 30, 2012	June 30, 2011	June 30, 2012	June 30, 2011
Interest paid on debt	$15,030	$7,610	$26,337	$11,576
Interest received	12	132	246	254
Undrawn credit facility fee paid	338	585	780	1,077
Non-cash transactions:
Dividends on Series A preferred shares	8,371	7,435	16,499	14,577
Dividend reinvestment	916	3,527	5,277	5,857
Other long-term liabilities for vessels under construction	—	83,293	84,787	99,400
Long-term debt for vessels under construction	71,400	—	71,400	—
Acquisition of the Manager less cash received	—	—	73,795	—
Proceeds on sale of vessel	52,104	—	52,104	—

Commitments and contingent obligations	6 Months Ended
Jun. 30, 2012
Commitments and contingent obligations
15.	Commitments and contingent obligations:

(a)	As at June 30, 2012, based on the contractual delivery dates, the Company has outstanding commitments for the purchase of additional vessels and installment payments for vessels under construction, as follows:

Remainder of 2012	$—
2013	60,440
2014	209,440

$269,880

(b)	As at June 30, 2012, based on 100% utilization, the minimum future revenues to be received on committed time charter party agreements currently in effect and assuming no renewals or extensions are approximately:

Remainder of 2012	$335,795
2013	652,237
2014	673,005
2015	673,282
2016	627,546
Thereafter	3,097,285

$6,059,150

(c)	As of June 30, 2012, the commitment under the operating lease for its office space for the next five years is as follows:

Remainder of 2012	$647
2013	1,349
2014	1,486
2015	1,494
2016	1,516
Thereafter	3,152

$9,644

(d)	As of June 30, 2012, the Company has an operating lease for a vessel. The commitment under the vessel operating lease for the next five years is as follows:

Remainder of 2012	$2,688
2013	5,395
2014	5,417
2015	5,441
2016	5,465
Thereafter	28,077

$52,483

Concentrations	6 Months Ended
Jun. 30, 2012
Concentrations
16.	Concentrations:

The Company’s revenue is derived from the following customers:

	Three months ended		Six months ended
	June 30, 2012	June 30, 2011	June 30, 2012	June 30, 2011
CSCL Asia	$38,877	$40,249	$78,678	$79,932
COSCON	72,584	35,109	129,786	62,019
HL USA	14,697	14,111	29,176	27,853
K-Line	18,983	14,500	37,969	25,233
Other	21,180	29,703	42,801	59,630

	$166,321	$133,672	$318,410	$254,667

Financial instruments	6 Months Ended
Jun. 30, 2012
Financial instruments
17.	Financial instruments:

(a)	Fair value:

The carrying values of cash and cash equivalents, accounts receivable and accounts payable and accrued liabilities approximate their fair values because of their short-term to maturity. As of June 30, 2012, the fair value of the Company’s long-term debt is equal to $2,605,566,000 (December 31, 2011—$2,551,222,000). As of June 30, 2012, the fair value of the Company’s other long-term liabilities is equal to $636,672,000 (December 31, 2011—$610,705,000). The fair value of long-term debt and other long-term liabilities are estimated based on expected interest and principal repayments, discounted by forward rates plus a margin appropriate to the credit risk of the Company.

The Company’s interest rate derivative financial instruments are re-measured to fair value at the end of each reporting period. The fair values of the interest rate derivative financial instruments have been calculated by discounting the future cash flow of both the fixed rate and variable rate interest rate payments. The discount rate was derived from a yield curve created by nationally recognized financial institutions adjusted for the associated credit risk. The fair values of the interest rate derivative financial instruments are determined based on inputs that are readily available in public markets or can be derived from information available in publicly quoted markets. Therefore, the Company has categorized the fair value of these derivative financial instruments as Level 2 in the fair value hierarchy.

(b)	Interest rate derivative financial instruments:

The Company uses derivative financial instruments, consisting of interest rate swaps and an interest rate swaption, to manage its interest rate risk associated with its variable rate debt. Prior to 2008, the Company applied hedge accounting to certain of its interest rate swaps. In 2008, the Company voluntarily de-designated all such interest rate swaps as accounting hedges such that the Company no longer applies hedge accounting. The amounts in accumulated other comprehensive loss related to the interest rate swaps to which hedge accounting was previously applied and will be recognized in earnings when and where the related interest is recognized in earnings.

Counterparties to the derivative financial instruments are major financial institutions. Due to the nature of the counterparties and the fact that instruments were in favour of counterparties at June 30, 2012, the risk of credit loss related to these counterparties is considered to be immaterial at June 30, 2012.

As of June 30, 2012, the Company had the following outstanding interest rate derivatives:

Fixed per annum rate swapped for LIBOR	Notional amount as at June 30, 2012	Maximum notional amount (1)	Effective date	Ending date
5.6400%	$714,500	$714,500	August 31, 2007	August 31, 2017
4.6325%	663,399	663,399	September 15, 2005	July 16, 2012
5.4200%	438,462	438,462	September 6, 2007	May 31, 2024
5.6000%	200,000	200,000	June 23, 2010	December 23, 2021
5.0275%	111,000	158,000	May 31, 2007	September 30, 2015
5.5950%	106,800	106,800	August 28, 2009	August 28, 2020
5.2600%	106,800	106,800	July 3, 2006	February 26, 2021(2)
5.2000%	96,000	96,000	December 18, 2006	October 2, 2015
5.5150%	59,700	59,700	February 28, 2007	July 31, 2012
5.1700%	24,000	55,500	April 30, 2007	May 29, 2020
5.1750%	—	663,399	July 16, 2012	July 15, 2016
5.8700%	—	620,390	August 31, 2017	November 28, 2025
5.4975%	—	59,700	July 31, 2012	July 31, 2019
(1)	Over the term of the interest rate swaps, the notional amounts increase and decrease. These amounts represent the peak notional during the term of the swap.

(2)	The Company has entered into a swaption agreement with a bank (Swaption Counterparty) whereby the Swaption Counterparty has the option to require the Company to enter into an interest rate swap to pay LIBOR and receive a fixed rate of 5.26%. This is a European option and is open for a two hour period on February 26, 2014 after which it expires. The notional amount of the underlying swap is $106,800,000 with an effective date of February 28, 2014 and an expiration of February 26, 2021. If the Swaption Counterparty exercises the swaption, the underlying swap effectively offsets the Company’s 5.26% pay fixed LIBOR swap from February 28, 2014 to February 26, 2021.

The following provides information about the Company’s interest rate derivatives:

Fair value of liability derivatives:

	June 30, 2012	December 31, 2011
Fair value of financial instruments	$590,256	$564,490

Loss recognized in income on derivatives:

	Three months ended		Six months ended
	June 30, 2012	June 30, 2011	June 30, 2012	June 30, 2011
Change in fair value of financial instruments	$(82,084)	$(84,747)	$(86,760)	$(78,945)

Gain (loss) reclassified from AOCI into income:

	Three months ended		Six months ended
	June 30, 2012	June 30, 2011	June 30, 2012	June 30, 2011
Interest expense	$(2,194)	$(2,901)	$(4,736)	$(6,186)
Depreciation	(218)	(102)	(384)	(193)

The estimated amount of accumulated other comprehensive income expected to be reclassified into earnings within the next 12 months is $7,672,000.

Subsequent events	6 Months Ended
Jun. 30, 2012
Subsequent events
18.	Subsequent events:

(a)	On July 3, 2012, three of the Company’s subsidiaries entered into a $224,000,000 loan facility with a leading Chinese bank relating to the construction of three 10000 TEU newbuilding vessels.

(b)	On July 6, 2012, the Company amended its $1.3 billion credit facility to (i) reduce the lenders’ commitment from $1.3 billion to $1.0 billion, or by $267,000,000 (the undrawn amount under the facility) and (ii) change the formula for the amount the Company would be required to repay on the removal of a vessel serving as collateral under the facility. As a result of the foregoing reduction in the lenders’ commitment, the Company will now refer to this as its $1.0 billion facility. The Company has paid an administration fee of $1,950,000 to the lenders.

(c)	On July 17, 2012, the Company declared a quarterly dividend of $0.59375 per Series C preferred share, representing a distribution of $8,313,000. The dividend was paid on July 30, 2012 to all shareholders of record as of July 27, 2012.

(d)	On July 28, 2012, the Company declared a quarterly dividend of $0.25 per common share, representing a distribution of $15,728,000. The dividend is payable on August 22, 2012 to all shareholders of record as of August 13, 2012.

Significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2012
Principles of consolidation
(a)	Principles of consolidation:

The accompanying financial statements include the accounts of Seaspan Corporation and all of its subsidiaries, which are wholly-owned. As of June 30, 2012, the following additional subsidiaries are being consolidated:

•	Seaspan Management Services Limited;

•	Seaspan Ship Management Ltd.;

•	Seaspan Crew Management Ltd.;

•	Seaspan Advisory Services Limited;

•	Seaspan Crew Management India Private Limited.

Foreign currency translation
(b)	Foreign currency translation:

The functional and reporting currency is the United States dollar. Transactions incurred in other currencies are translated into United States dollars using the exchange rate at the time of the transaction. Monetary assets and liabilities as of the financial reporting date are translated into United States dollars using exchange rates at that date. Exchange gains and losses are included in net earnings.

Goodwill
(c)	Goodwill:

Goodwill represents the excess of the purchase price of an acquired enterprise over the fair value assigned to assets acquired and liabilities assumed in a business combination. Goodwill and indefinite-lived intangible assets are not amortized, but reviewed for impairment annually or more frequently if impairment indicators arise. A fair value approach is used to identify potential goodwill impairment and, when necessary, measure the amount of impairment. The Company uses a discounted cash flow model to determine the fair value of reporting units, unless there is a readily determinable fair market value. Intangible assets with finite lives are amortized over their useful lives. Intangible assets with finite lives are assessed for impairment when and if impairment indicators exist. An impairment loss is recognized if the carrying amount of an intangible asset is not recoverable and its carrying amount exceeds its fair value.

Acquisition of Seaspan Management Services Limited (Tables)	6 Months Ended
Jun. 30, 2012
Aggregate Purchase Price, Excluding Potential Balance Sheet Adjustments

The aggregate purchase price, excluding potential balance sheet adjustments, was $97,705,000, including:

4,220,728 of the Company’s Class A common shares	$66,899
Contingent consideration	9,953
Settlement of intercompany balances	19,693
Stock based compensation (note 13)	1,160

Aggregate purchase price	$97,705

Summary of Estimated Fair Value of the Identifiable Assets Acquired and Liabilities Assumed

The following table summarizes the estimated fair value of the identifiable assets acquired and liabilities assumed:

Cash and cash equivalent	$23,911
Current assets	34,525
Other assets	5,335
Capital assets	678
Intangible assets	1,706
Goodwill	66,662

Total assets acquired	132,817
Debt assumed	5,000
Current liabilities	29,153
Other long-term liabilities	959

Net assets acquired	$97,705

Related party transactions (Tables)	6 Months Ended
Jun. 30, 2012
Schedule of Technical Service Fees Under Management Agreements

Vessel class (TEU)	Number of vessels	Weighted-average technical services fee (in whole amounts, per vessel per day)
2500	10	$5,132
3500	2	5,242
4250	24	5,465
4500	5	6,916
4800	4	50
5100	4	6,482
8500	10	7,268
9600	2	7,406
13100	8	8,545

Schedule of Costs Incurred Under the Management Agreements

	Three months ended		Six months ended
	June 30, 2012	June 30, 2011	June 30, 2012	June 30, 2011
Costs incurred under the Management Agreements:
Technical services	$—	$33,040	$9,712	$63,707
Dry-dock activities included in technical services	—	1,435	419	2,766
Administrative and strategic services	—	18	5	36
Reimbursed expenses	—	966	305	1,830
Construction supervision	—	734	100	1,222
Costs incurred with the Manager and parties related thereto:
Consulting services	—	42	—	84

Vessels (Tables)	6 Months Ended
Jun. 30, 2012
Schedule of Vessels

June 30, 2012	Cost	Accumulated depreciation	Net book value
Vessels	$5,339,553	$470,554	$4,868,999
Vessels under construction	30,017	—	30,017

	$5,369,570	$470,554	$4,899,016

December 31, 2011	Cost	Accumulated depreciation	Net book value
Vessels	$4,684,325	$394,994	$4,289,331
Vessels under construction	407,918	—	407,918

	$5,092,243	$394,994	$4,697,249

Deferred charges (Tables)	6 Months Ended
Jun. 30, 2012
Deferred Charges

	Dry-docking	Financing fees	Total
December 31, 2011	$9,370	$36,547	$45,917
Cost incurred	3,252	(36)	3,216
Amortization expensed	(1,401)	(3,766)	(5,167)
Amortization capitalized	—	(333)	(333)

June 30, 2012	$11,221	$32,412	$43,633

Other assets (Tables)	6 Months Ended
Jun. 30, 2012
Schedule of Other Assets

	June 30, 2012	December 31, 2011
Prepaid expense	$—	$11,203
Intangible assets	3,415	6,538
Investment in affiliate	650	784
Capital assets	606	—
Restricted cash	60,000	65,000
Other	7,890	5,229

Other assets	$72,561	$88,754

Deferred revenue (Tables)	6 Months Ended
Jun. 30, 2012
Schedule of Deferred Revenue

	June 30, 2012	December 31, 2011
Deferred revenue on time charters	$18,877	$17,779
Deferred interest on lease receivable	15,012	17,981
Other deferred revenue	395	—

Deferred revenue	34,284	35,760
Current portion	(24,160)	(23,257)

	$10,124	$12,503

Long-term debt (Tables)	6 Months Ended
Jun. 30, 2012
Schedule of Long-Term Debt

	June 30, 2012	December 31, 2011
Long-term debt:
$1.3 billion revolving credit facility	$1,032,745	$1,032,745
$365.0 million revolving credit facility	315,800	323,200
$218.4 million credit facility	217,661	217,661
$920.0 million revolving credit facility	890,257	890,257
$150.0 million credit facility	150,000	79,672
$291.2 million credit facility	269,895	202,026
$235.3 million credit facility	226,352	182,168
$53.0 million term loan credit facility	—	53,000
$15.0 million term loan	15,000	15,000
$5.0 million line of credit	5,000	—
$150.0 million revolving credit facility	—	—

Long-term debt	3,122,710	2,995,729
Current portion	(72,518)	(81,482)

Long-term debt	$3,050,192	$2,914,247

Schedule of Minimum Repayments for the Balances Outstanding With Respect to the Credit Facilities

Remainder of 2012	$84,302
2013	181,990
2014	311,613
2015	837,407
2016	168,776
Thereafter	1,538,622

$3,122,710

Other long-term liabilities (Tables)	6 Months Ended
Jun. 30, 2012
Schedule Of Other Long-Term Liabilities

	June 30, 2012	December 31, 2011
Other long-term liability	$671,360	$620,512
Accrued liabilities	—	400

Other long-term liabilities	671,360	620,912
Current portion	(38,308)	(37,649)

	$633,052	$583,263

Based on maximum amounts funded, payments under the leases due to the lessors
Based	on maximum amounts funded, payments under the leases would be due to the lessors as follows:

Remainder of 2012	$30,281
2013	64,646
2014	63,397
2015	127,384
2016	293,351
Thereafter	218,013

797,072
Less amounts representing:
Interest	(125,712)

$671,360

Share capital (Tables)	6 Months Ended
Jun. 30, 2012
Schedule of Preferred Shares Outstanding

	Shares		Liquidation preference
Series	Authorized	Issued	June 30, 2012	December 31, 2011
A	315,000	200,000	$288,176	$271,677
C	40,000,000	14,000,000	350,000	350,000

Earnings per share (Tables)	6 Months Ended
Jun. 30, 2012
Schedule of Reconciliation of the Numerator and Denominator Used in the Basic and Diluted EPS Computations

For the three months ended June 30, 2012	Income (numerator)	Shares (denominator)	Per share amount
Net loss	$(6,749)
Less:
Series A preferred share dividends	(8,371)
Series C preferred share dividends	(8,569)

Basic and diluted EPS(1):
Income from continuing operations attributable to common shareholders	$(23,689)	62,608,000	$(0.38)

For the three months ended June 30, 2012	Income (numerator)	Shares (denominator)	Per share amount
Net loss	$(34,862)
Less:
Series A preferred share dividends	(7,435)
Series B preferred share dividends	(605)
Series C preferred share dividends	(7,134)

Basic and diluted EPS (1):
Loss from continuing operations attributable to common shareholders	$(50,036)	69,019,000	$(0.72)

(1)	The convertible Series A preferred shares, contingent consideration, shares held in escrow and share-based compensation are not included in the computation of diluted EPS if their effects are anti-dilutive for the period.

For the six months ended June 30, 2012	Income (numerator)	Shares (denominator)	Per share amount
Net earnings	$44,509
Less:
Series A preferred share dividends	(16,499)
Series C preferred share dividends	(17,102)

Basic EPS:
Income from continuing operations attributable to common shareholders	$10,908	63,153,000	$0.17

Effect of dilutive securities:
Contingent consideration (note 3)	—	605,000
Shares held in escrow (note 3)	—	504,000
Share-based compensation	—	204,000
Diluted EPS:
Income attributable to common shareholders plus assumed conversion	$10,908	64,466,000	$0.17

For the six months ended June 30, 2011	Income (numerator)	Shares (denominator)	Per share amount
Net earnings	$15,690
Less:
Series A preferred share dividends	(14,577)
Series B preferred share dividends	(1,196)
Series C preferred share dividends	(11,548)

Basic and diluted EPS (1):
Loss from continuing operations attributable to common shareholders	$(11,631)	68,937,000	$(0.17)

(1)	The convertible Series A preferred shares, contingent consideration, shares held in escrow and share-based compensation are not included in the computation of diluted EPS if their effects are anti-dilutive for the period.

Share-based compensation (Tables)	6 Months Ended
Jun. 30, 2012
Summary of the Company's Outstanding Restricted Shares and Phantom Share Units

	Restricted shares		Phantom share units
	Number of shares	W.A. grant date FV	Number of shares	W.A. grant date FV
December 31, 2011	43,200	$13.04	534,000	$12.72
Granted	60,351	14.09	40,000	17.68
Vested	(43,200)	13.04	—	—

June 30, 2012	60,351	$14.09	574,000	$13.07

Other information (Tables)	6 Months Ended
Jun. 30, 2012
Schedule of Accounts Payable and Accrued Liabilities

	June 30, 2012	December 31, 2011
Due to related parties	$—	$1,816
Accrued interest	21,809	19,592
Other accrued liabilities	30,771	25,992

	$52,580	$47,400

Schedule of Cash Flow, Supplemental Disclosures

	Three months ended		Six months ended
	June 30, 2012	June 30, 2011	June 30, 2012	June 30, 2011
Interest paid on debt	$15,030	$7,610	$26,337	$11,576
Interest received	12	132	246	254
Undrawn credit facility fee paid	338	585	780	1,077
Non-cash transactions:
Dividends on Series A preferred shares	8,371	7,435	16,499	14,577
Dividend reinvestment	916	3,527	5,277	5,857
Other long-term liabilities for vessels under construction	—	83,293	84,787	99,400
Long-term debt for vessels under construction	71,400	—	71,400	—
Acquisition of the Manager less cash received	—	—	73,795	—
Proceeds on sale of vessel	52,104	—	52,104	—

Commitments and contingent obligations (Tables)	6 Months Ended
Jun. 30, 2012
Schedule of Outstanding Commitments for the Purchase of Additional Vessels
(a)	As at June 30, 2012, based on the contractual delivery dates, the Company has outstanding commitments for the purchase of additional vessels and installment payments for vessels under construction, as follows:

Remainder of 2012	$—
2013	60,440
2014	209,440

$269,880

Schedule of Minimum Future Revenues
(b)	As at June 30, 2012, based on 100% utilization, the minimum future revenues to be received on committed time charter party agreements currently in effect and assuming no renewals or extensions are approximately:

Remainder of 2012	$335,795
2013	652,237
2014	673,005
2015	673,282
2016	627,546
Thereafter	3,097,285

$6,059,150

Schedule of Commitment Under the Operating Lease
(c)	As of June 30, 2012, the commitment under the operating lease for its office space for the next five years is as follows:

Remainder of 2012	$647
2013	1,349
2014	1,486
2015	1,494
2016	1,516
Thereafter	3,152

$9,644

Vessels
Schedule of Commitment Under the Operating Lease
(d)	As of June 30, 2012, the Company has an operating lease for a vessel. The commitment under the vessel operating lease for the next five years is as follows:

Remainder of 2012	$2,688
2013	5,395
2014	5,417
2015	5,441
2016	5,465
Thereafter	28,077

$52,483

Concentrations (Tables)	6 Months Ended
Jun. 30, 2012
Company's revenue

The Company’s revenue is derived from the following customers:

	Three months ended		Six months ended
	June 30, 2012	June 30, 2011	June 30, 2012	June 30, 2011
CSCL Asia	$38,877	$40,249	$78,678	$79,932
COSCON	72,584	35,109	129,786	62,019
HL USA	14,697	14,111	29,176	27,853
K-Line	18,983	14,500	37,969	25,233
Other	21,180	29,703	42,801	59,630

	$166,321	$133,672	$318,410	$254,667

Financial instruments (Tables)	6 Months Ended
Jun. 30, 2012
Schedule of Outstanding Interest Rate Derivatives

Fixed per annum rate swapped for LIBOR	Notional amount as at June 30, 2012	Maximum notional amount (1)	Effective date	Ending date
5.6400%	$714,500	$714,500	August 31, 2007	August 31, 2017
4.6325%	663,399	663,399	September 15, 2005	July 16, 2012
5.4200%	438,462	438,462	September 6, 2007	May 31, 2024
5.6000%	200,000	200,000	June 23, 2010	December 23, 2021
5.0275%	111,000	158,000	May 31, 2007	September 30, 2015
5.5950%	106,800	106,800	August 28, 2009	August 28, 2020
5.2600%	106,800	106,800	July 3, 2006	February 26, 2021(2)
5.2000%	96,000	96,000	December 18, 2006	October 2, 2015
5.5150%	59,700	59,700	February 28, 2007	July 31, 2012
5.1700%	24,000	55,500	April 30, 2007	May 29, 2020
5.1750%	—	663,399	July 16, 2012	July 15, 2016
5.8700%	—	620,390	August 31, 2017	November 28, 2025
5.4975%	—	59,700	July 31, 2012	July 31, 2019
(1)	Over the term of the interest rate swaps, the notional amounts increase and decrease. These amounts represent the peak notional during the term of the swap.

(2)	The Company has entered into a swaption agreement with a bank (Swaption Counterparty) whereby the Swaption Counterparty has the option to require the Company to enter into an interest rate swap to pay LIBOR and receive a fixed rate of 5.26%. This is a European option and is open for a two hour period on February 26, 2014 after which it expires. The notional amount of the underlying swap is $106,800,000 with an effective date of February 28, 2014 and an expiration of February 26, 2021. If the Swaption Counterparty exercises the swaption, the underlying swap effectively offsets the Company’s 5.26% pay fixed LIBOR swap from February 28, 2014 to February 26, 2021.

Schedule of Fair Value of Liability Derivatives

	June 30, 2012	December 31, 2011
Fair value of financial instruments	$590,256	$564,490

Loss recognized in income on derivatives:

	Three months ended		Six months ended
	June 30, 2012	June 30, 2011	June 30, 2012	June 30, 2011
Change in fair value of financial instruments	$(82,084)	$(84,747)	$(86,760)	$(78,945)

Gain (loss) reclassified from AOCI into income:

	Three months ended		Six months ended
	June 30, 2012	June 30, 2011	June 30, 2012	June 30, 2011
Interest expense	$(2,194)	$(2,901)	$(4,736)	$(6,186)
Depreciation	(218)	(102)	(384)	(193)

Acquisitions - Additional Information (Detail) (USD $)	6 Months Ended
	Jun. 30, 2012	Jan. 27, 2012
Business Acquisition [Line Items]
Business Acquisition Percentage Of Voting Interests Acquired		100.00%
Amount deposited in escrow	$ 7,500,000
Shares deposited in escrow	586,212
Goodwill arising from the acquisition	66,662,000
Purchase of identifiable intangible assets	1,706,000
Estimated useful life	5 years
Maximum [Member]
Business Acquisition [Line Items]
Number Of Business Days From Which Shares To Be Release From Escrow Deposit	3 days
Acquisition related cost	$ 400,000
Class A Common Shares [Member]
Business Acquisition [Line Items]
Additional Contingent Consideration	39,081

Acquisition of Seaspan Management Services Limited - Aggregate Purchase Price, Excluding Potential Balance Sheet Adjustments (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Business Acquisition [Line Items]
4,220,728 of the Company's Class A common shares	$ 66,899
Contingent consideration	9,953
Settlement of intercompany balances	19,693
Stock based compensation (note 13)	1,160
Aggregate purchase price	97,705
Cash and cash equivalent	23,911
Current assets	34,525
Other assets	5,335
Capital assets	678
Intangible assets	1,706
Goodwill	66,662
Total assets acquired	132,817
Debt assumed	5,000
Current liabilities	29,153
Other long-term liabilities	959
Net assets acquired	$ 97,705

Acquisition of Seaspan Management Services Limited - Aggregate Purchase Price, Excluding Potential Balance Sheet Adjustments (Parenthetical) (Detail)	Jun. 30, 2012
Business Acquisition [Line Items]
Business acquisition cost of acquired entity number of shares issued	4,220,728

Related Party Transactions - Additional Information (Detail) (USD $)	6 Months Ended
Jun. 30, 2012
Related Party Transaction [Line Items]
Administrative and strategic services	$ 72,000
Due from related parties	$ 1,408,000

Related party transactions - Schedule of Technical Service Fees Under Management Agreements (Detail) (USD $)	6 Months Ended
Jun. 30, 2012 Vessel gal
Vessel Class 2500 (TEU) [Member]
Related Party Transaction [Line Items]
Capacity of vessel class,twenty foot equivalent unit Vessel class (TEU)	2,500
Number of vessels	10
Weighted-average technical services fee (in whole amounts, per vessel per day)	$ 5,132
Vessel Class 3500 (TEU) [Member]
Related Party Transaction [Line Items]
Capacity of vessel class,twenty foot equivalent unit Vessel class (TEU)	3,500
Number of vessels	2
Weighted-average technical services fee (in whole amounts, per vessel per day)	5,242
Vessel Class 4250 (TEU) [Member]
Related Party Transaction [Line Items]
Capacity of vessel class,twenty foot equivalent unit Vessel class (TEU)	4,250
Number of vessels	24
Weighted-average technical services fee (in whole amounts, per vessel per day)	5,465
Vessel Class 4500 (TEU) [Member]
Related Party Transaction [Line Items]
Capacity of vessel class,twenty foot equivalent unit Vessel class (TEU)	4,500
Number of vessels	5
Weighted-average technical services fee (in whole amounts, per vessel per day)	6,916
Vessel Class 4800 (TEU) [Member]
Related Party Transaction [Line Items]
Capacity of vessel class,twenty foot equivalent unit Vessel class (TEU)	4,800
Number of vessels	4
Weighted-average technical services fee (in whole amounts, per vessel per day)	50
Vessel Class 5100 (TEU) [Member]
Related Party Transaction [Line Items]
Capacity of vessel class,twenty foot equivalent unit Vessel class (TEU)	5,100
Number of vessels	4
Weighted-average technical services fee (in whole amounts, per vessel per day)	6,482
Vessel Class 8500 (TEU) [Member]
Related Party Transaction [Line Items]
Capacity of vessel class,twenty foot equivalent unit Vessel class (TEU)	8,500
Number of vessels	10
Weighted-average technical services fee (in whole amounts, per vessel per day)	7,268
Vessel Class 9600 (TEU) [Member]
Related Party Transaction [Line Items]
Capacity of vessel class,twenty foot equivalent unit Vessel class (TEU)	9,600
Number of vessels	2
Weighted-average technical services fee (in whole amounts, per vessel per day)	7,406
Vessel Class 13100 (TEU) [Member]
Related Party Transaction [Line Items]
Capacity of vessel class,twenty foot equivalent unit Vessel class (TEU)	13,100
Number of vessels	8
Weighted-average technical services fee (in whole amounts, per vessel per day)	$ 8,545

Related party transactions - Schedule of Costs Incurred Under Management Agreements (Detail) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Technical Services [Member]
Costs incurred under the Management Agreements	$ 33,040	$ 9,712	$ 63,707
Dry-Dock Activities Included In Technical Services [Member]
Costs incurred under the Management Agreements	1,435	419	2,766
Administrative And Strategic Services [Member]
Costs incurred under the Management Agreements	18	5	36
Reimbursed Expenses [Member]
Costs incurred under the Management Agreements	966	305	1,830
Construction Supervision [Member]
Costs incurred under the Management Agreements	734	100	1,222
Consulting Services [Member]
Costs incurred with the Manager and parties related thereto	$ 42		$ 84

Vessels - Schedule of Vessels (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Cost	$ 5,369,570	$ 5,092,243
Accumulated depreciation	470,554	394,994
Net book value	4,899,016	4,697,249
Vessels
Property, Plant and Equipment [Line Items]
Cost	5,339,553	4,684,325
Accumulated depreciation	470,554	394,994
Net book value	4,868,999	4,289,331
Vessels Under Construction
Property, Plant and Equipment [Line Items]
Cost	30,017	407,918
Net book value	$ 30,017	$ 407,918

Vessels - Additional Information (Detail) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011
Property, Plant and Equipment [Line Items]
Capitalized interest costs to vessels	$ 2,493,000	$ 2,493,000	$ 8,923,000
Gain on vessel	9,773,000	9,773,000
Term Loan Credit Facility [Member]
Property, Plant and Equipment [Line Items]
Term Loan	53,000,000	53,000,000
Loan amount outstanding		$ 52,104,000

Deferred Charges - Deferred Charges (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Beginning Balance, Dry-docking			$ 9,370
Cost incurred, Dry-Docking			3,252
Amortization expensed, Dry-docking			(1,401)
Amortization capitalized, Dry-docking
Ending Balance, Dry-docking	11,221		11,221
Beginning Balance, Financing fees			36,547
Cost incurred, Financing fees			(36)
Amortization expensed, Financing fees			(3,766)
Amortization capitalized, Financing fees			(333)
Ending Balance, Financing fees	32,412		32,412
Beginning Balance, Total			45,917
Cost incurred, Total			3,216
Amortization expensed, Total	(2,956)	(1,423)	(5,167)	(2,697)
Amortization capitalized, Total	(333)		(333)
Ending Balance, Total	$ 43,633		$ 43,633

Other Assets - Schedule of Other Assets (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Prepaid expense		$ 11,203
Intangible assets	3,415	6,538
Investment in affiliate	650	784
Capital assets	606
Restricted cash	60,000	65,000
Other	7,890	5,229
Other assets	$ 72,561	$ 88,754

Deferred revenue - Schedule of Deferred Revenue (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Deferred Revenue Arrangement [Line Items]
Deferred revenue on time charters	$ 18,877	$ 17,779
Deferred interest on lease receivable	15,012	17,981
Other deferred revenue	395
Deferred revenue	34,284	35,760
Current portion	(24,160)	(23,257)
Deferred revenue, total	$ 10,124	$ 12,503

Long-term debt - Schedule of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long-term debt	$ 3,122,710	$ 2,995,729
Current portion	(72,518)	(81,482)
Long-term debt, excluding current portion	3,050,192	2,914,247
One Billion Three Hundred Million Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-term debt, credit facility	1,032,745	1,032,745
Long-term debt, credit facility	1,032,745	1,032,745
Three Hundred Sixty Five Million Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-term debt, credit facility	315,800	323,200
Long-term debt, credit facility	315,800	323,200
Two Hundred Eighteen Million Four Hundred Thousand Credit Facility [Member]
Debt Instrument [Line Items]
Long-term debt, credit facility	217,661	217,661
Long-term debt, credit facility	217,661	217,661
Nine Hundred Twenty Million Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-term debt, credit facility	890,257	890,257
Long-term debt, credit facility	890,257	890,257
One Hundred Fifty Million Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-term debt, credit facility	150,000	79,672
Long-term debt, credit facility	150,000	79,672
Two Hundred Ninety One Million Two Hundred Thousand Credit Facility[Member]
Debt Instrument [Line Items]
Long-term debt, credit facility	269,895	202,026
Long-term debt, credit facility	269,895	202,026
Two Hundred Thirty Five Million Three Hundred Thousand Credit Facility Member]
Debt Instrument [Line Items]
Long-term debt, credit facility	226,352	182,168
Long-term debt, credit facility	226,352	182,168
Fifty Three Million Term Loan Credit Facility [Member]
Debt Instrument [Line Items]
Long-term debt, credit facility		53,000
Long-term debt, credit facility		53,000
Fifteen Million Term Loan [Member]
Debt Instrument [Line Items]
Long-term debt, credit facility	15,000	15,000
Long-term debt, credit facility	15,000	15,000
Five Million Line Of Credit [Member]
Debt Instrument [Line Items]
Long-term debt, credit facility	5,000
Long-term debt, credit facility	$ 5,000

Long-term debt - Schedule of Long-Term Debt (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012
One Billion Three Hundred Million Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility	$ 1,300
Credit facility	1,300
Three Hundred Sixty Five Million Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility	365
Credit facility	365
Two Hundred Eighteen Million Four Hundred Thousand Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility	218.4
Credit facility	218.4
Nine Hundred Twenty Million Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility	920
Credit facility	920
One Hundred Fifty Million Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility	150
Credit facility	150
Two Hundred Ninety One Million Two Hundred Thousand Credit Facility[Member]
Debt Instrument [Line Items]
Credit facility	291.2
Credit facility	291.2
Two Hundred Thirty Five Million Three Hundred Thousand Credit Facility Member]
Debt Instrument [Line Items]
Credit facility	235.3
Credit facility	235.3
Fifty Three Million Term Loan Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility	53
Credit facility	53
Fifteen Million Term Loan [Member]
Debt Instrument [Line Items]
Credit facility	15
Credit facility	15
Five Million Line Of Credit [Member]
Debt Instrument [Line Items]
Credit facility	5
Credit facility	$ 5

Long-term debt - Schedule of Minimum Repayments for Balances Outstanding With Respect to Credit Facilities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Remainder of 2012	$ 84,302
2013	181,990
2014	311,613
2015	837,407
2016	168,776
Thereafter	1,538,622
Long-term debt	$ 3,122,710	$ 2,995,729

Other Long-Term Liabilities - Schedule of Other Long-Term Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Other Long-Term Liabilities [Line Items]
Other long-term liability	$ 671,360	$ 620,512
Accrued liabilities		400
Other long-term liabilities	671,360	620,912
Current portion	(38,308)	(37,649)
Other long-term liabilities	$ 633,052	$ 583,263

Other Long-Term Liabilities - Additional Information (Detail) (USD $)	6 Months Ended
	Jun. 30, 2012 Y	Dec. 31, 2011
Leases For Five 4500 TEU Vessels [Member]
Other Long-Term Liabilities [Line Items]
Carrying value of vessels being funded	$ 463,058,000	$ 470,770,000
Lease For One Thirteen Thousand One Hundred Twenty Foot Equivalent Unit Vessel A [Member]
Other Long-Term Liabilities [Line Items]
Carrying value of vessels being funded	167,635,000	170,330,000
Lease For One Thirteen Thousand One Hundred Twenty Foot Equivalent Unit Vessel B [Member]
Other Long-Term Liabilities [Line Items]
Carrying value of vessels being funded	173,379,000	89,790,000
Terms of leases (in years)	12
Financing from lessor	109,000,000
Amount of option to purchase the vessel from the lessor	$ 1

Other Long-Term Liabilities - Based on maximum amounts funded, payments under leases due to lessors (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Other Long-Term Liabilities [Line Items]
Remainder of 2012	$ 30,281
2013	64,646
2014	63,397
2015	127,384
2016	293,351
Thereafter	218,013
Capital leases, future minimum payments due,total	797,072
Less amounts representing: Interest	(125,712)
Capital lease obligation	$ 671,360

Share Capital - Additional Information (Detail) (USD $)	1 Months Ended				1 Months Ended		6 Months Ended	1 Months Ended			6 Months Ended
	Feb. 29, 2012	Jan. 31, 2012	Jun. 30, 2012	Jan. 19, 2012	Feb. 29, 2012 Class A Common Shares [Member]	Jan. 31, 2012 Class A Common Shares [Member]	Jun. 30, 2012 Class A Common Shares [Member]	May 25, 2011 Series C Preferred Shares [Member]	Jan. 28, 2011 Series C Preferred Shares [Member]	Jun. 30, 2012 Series C Preferred Shares [Member]	Jun. 30, 2012 Series C Preferred Shares [Member] Prior To January 30, 2016 [Member]	Jun. 30, 2012 Series C Preferred Shares [Member] After January 30, 2016 [Member]
Class of Stock [Line Items]
Re-purchase of common stock	11,300,000				22,100		(19,432)
Re-purchase of common stock price		$ 15
Cost of repurchase of common shares			$ 417,000	$ 170,609,000			$ 329,000
Fees and expenses relating to the tender offer		1,110,000
Class A common shares Issued						4,220,728
Class A common shares Issued Value						66,899,000
Repurchase plan of Class A common shares					50,000,000
Preferred shares issued								4,000,000	10,000,000	14,000,000
Gross proceeds of issuance of preferred shares								$ 108,600,000	$ 250,000,000
Redemption price per share									$ 25
Percentage of dividend rate payable									9.50%
Aggregate maximum dividend rate payable per annum											25.00%	30.00%
Increase in dividend rate payable quarterly									1.25
Preferred shares value per share								$ 27.15

Share Capital - Schedule of Preferred Shares Outstanding (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	May 25, 2011	Jan. 28, 2011
Series A Preferred Shares [Member]
Class of Stock [Line Items]
Shares Authorized	315,000
Shares Issued	200,000
Liquidation preference	$ 288,176	$ 271,677
Series C Preferred Shares [Member]
Class of Stock [Line Items]
Shares Authorized	40,000,000
Shares Issued	14,000,000		4,000,000	10,000,000
Liquidation preference	$ 350,000	$ 350,000

Earnings Per Share - Schedule of Reconciliation Numerator and Denominator Basic and Diluted EPS Computations (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended				6 Months Ended			12 Months Ended
	Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2012	Jun. 30, 2011		Dec. 31, 2011
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net earnings (loss)	$ (6,749)		$ (34,862)		$ 44,509	$ 15,690		$ (83,400)
Income (Loss) from continuing operations attributable to common shareholders, Value	(23,689)	[1]	(50,036)	[1]		(11,631)	[1]
Income (Loss) from continuing operations attributable to common shareholders, Basic and Diluted shares	62,608,000	[1]	69,019,000	[1]		68,937,000	[1]
Income (Loss) from continuing operations attributable to common shareholders	$ (0.38)	[1]	$ (0.72)	[1]		$ (0.17)
Income from continuing operations attributable to common shareholders					$ 0.17
Income attributable to common shareholders plus assumed conversion					$ 0.17
Income (Loss) from continuing operations attributable to common shareholders, Value					10,908
Income attributable to common shareholders plus assumed conversion, Value					10,908
Income (Loss) from continuing operations attributable to common shareholders, Per share					63,153,000
Contingent consideration (note 3)					605,000
Shares held in escrow (note 3)					504,000
Share-based compensation					204,000
Income attributable to common shareholders plus assumed conversion, Shares					64,466,000
Series A Preferred Shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Preferred stock dividends	(8,371)		(7,435)		(16,499)	(14,577)
Series C Preferred Shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Preferred stock dividends	(8,569)		(7,134)		(17,102)	(11,548)
Series B Preferred Shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Preferred stock dividends			$ (605)			$ (1,196)

[1]	The convertible Series A preferred shares, contingent consideration, shares held in escrow and share-based compensation are not included in the computation of diluted EPS if their effects are anti-dilutive for the period.

Share-Based Compensation - Additional Information (Detail) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended
	Jan. 27, 2012	Jun. 30, 2012 Y	Dec. 31, 2011	Jun. 30, 2012 Restricted stock [Member]	Jun. 30, 2011 Restricted stock [Member]	Jun. 30, 2012 Restricted stock [Member]	Jun. 30, 2011 Restricted stock [Member]	Jun. 30, 2012 Phantom share units [Member]	Jun. 30, 2011 Phantom share units [Member]	Jun. 30, 2012 Phantom share units [Member]	Jun. 30, 2011 Phantom share units [Member]	Dec. 31, 2011 Phantom share units [Member]	Jun. 30, 2012 Other Stock Based Awards [Member]	Jun. 30, 2011 Other Stock Based Awards [Member]	Jun. 30, 2012 Other Stock Based Awards [Member]	Jun. 30, 2011 Other Stock Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares of common stock reserved for issuance under the plan		2,000,000
Expiration period of plan, years		10
Remaining shares left for issuance under this plan		887,621	987,972
Vesting period						1 year				3 years
Outstanding phantom share units vested and available for exchange								340,000		340,000		167,000
Share-based compensation expenses				$ 656,000	$ 490,000	$ 1,404,000	$ 877,000	$ 188,000	$ 0	$ 375,000	$ 0		$ 0	$ 0	$ 184,000	$ 0
Total fair value of shares vested		563,000	462,000
Total unrecognized compensation costs relating to unvested share-based compensation awards		2,369,000	2,516,000
Expected to be recognized over a weighted average period		18 months
Additional paid in capital on the acquisition date	$ 1,160,000

Share-Based Compensation - Summary Company's Outstanding Restricted Shares and Phantom Share Units (Detail) (USD $)	6 Months Ended
Jun. 30, 2012
Restricted stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance, W.A. grant date FV	$ 13.04
Granted	$ 14.09
Vested	$ 13.04
Balance, W.A. grant date FV	$ 14.09
Balance, Number of shares	43,200
Granted	60,351
Vested	(43,200)
Balance, Number of shares	60,351
Phantom share units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance, W.A. grant date FV	$ 12.72
Granted	$ 17.68
Balance, W.A. grant date FV	$ 13.07
Balance, Number of shares	534,000
Granted	40,000
Balance, Number of shares	574,000

Other Information - Schedule of Accounts Payable and Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Accounts Payable And Accrued Liabilities [Line Items]
Due to related parties		$ 1,816
Accrued interest	21,809	19,592
Other accrued liabilities	30,771	25,992
Accounts payable and accrued liabilities, Total	$ 52,580	$ 47,400

Other Information - Schedule of Cash Flow, Supplemental Disclosures (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Interest paid on debt	$ 15,030	$ 7,610	$ 26,337	$ 11,576
Interest received	12	132	246	254
Undrawn credit facility fee paid	338	585	780	1,077
Dividend reinvestment	916	3,527	5,277	5,857	13,039
Other long-term liabilities for vessels under construction		83,293	84,787	99,400
Long-term debt for vessels under construction	71,400		71,400
Acquisition of the Manager less cash received			73,795
Proceeds on sale of vessel	52,104		52,104
Series A Preferred Shares [Member]
Dividends on Series A preferred shares	$ 8,371	$ 7,435	$ 16,499	$ 14,577

Commitments and Contingent Obligations - Schedule of Outstanding Commitments for Purchase of Additional Vessels and Installments Payments for Vessels (Detail) (USD $)
In Thousands, unless otherwise specified	Jun. 30, 2012
Contingencies And Commitments [Line Items]
Remainder of 2012
2013	60,440
2014	209,440
Purchase obligations for additional vessels	$ 269,880

Commitments and Contingent Obligations - Schedule of Future Minimum Revenues to be Received on Committed Agreements (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Leases [Line Items]
Percentage of future minimum revenues utilization	100.00%
2012	$ 335,795
2013	652,237
2014	673,005
2015	673,282
2016	627,546
Thereafter	3,097,285
Future minimum revenue receivable	$ 6,059,150

Commitments and Contingent Obligations - Schedule of Commitment Under Operating Lease (Detail) (Office Leases [Member], USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Office Leases [Member]
Schedule Of Operating Leases [Line Items]
2012	$ 647
2013	1,349
2014	1,486
2015	1,494
2016	1,516
Thereafter	3,152
Capital leases lessor balance sheet net investment	$ 9,644

Commitments and Contingent Obligations - Schedule of Commitment Under Vessel Operating Lease (Detail) (Vessels, USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Vessels
Contingencies And Commitments [Line Items]
2012	$ 2,688
2013	5,395
2014	5,417
2015	5,441
2016	5,465
Thereafter	28,077
Capital leases lessor balance sheet net investment	$ 52,483

Concentrations - Schedule of Revenue Derived from Customers (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Revenue, Major Customer [Line Items]
Revenue	$ 166,321	$ 133,672	$ 318,410	$ 254,667
CSCL Asia [Member]
Revenue, Major Customer [Line Items]
Revenue	38,877	40,249	78,678	79,932
COSCON [Member]
Revenue, Major Customer [Line Items]
Revenue	72,584	35,109	129,786	62,019
HL USA [Member]
Revenue, Major Customer [Line Items]
Revenue	14,697	14,111	29,176	27,853
K Line [Member]
Revenue, Major Customer [Line Items]
Revenue	18,983	14,500	37,969	25,233
Other [Member]
Revenue, Major Customer [Line Items]
Revenue	$ 21,180	$ 29,703	$ 42,801	$ 59,630

Financial Instruments - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Derivative [Line Items]
Fair value, long-term debt	$ 2,605,566,000	$ 2,551,222,000
Fair value, other long-term liabilities	636,672,000	610,705,000
Estimated accumulated other comprehensive income expected to be reclassified into earnings	$ 7,672,000

Financial instrument - Schedule of Outstanding Interest Rate Derivatives (Detail) (USD $)	6 Months Ended
Jun. 30, 2012
5.6400% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.64%
Derivative, Notional Amount	$ 714,500
Effective date	Aug 31, 2007
Ending date	Aug 31, 2017
4.6325% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	4.63%
Derivative, Notional Amount	663,399
Effective date	Sep 15, 2005
Ending date	Jul 16, 2012
5.4200% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.42%
Derivative, Notional Amount	438,462
Effective date	Sep 6, 2007
Ending date	May 31, 2024
5.6000% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.60%
Derivative, Notional Amount	200,000
Effective date	Jun 23, 2010
Ending date	Dec 23, 2021
5.0275% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.03%
Derivative, Notional Amount	111,000
Effective date	May 31, 2007
Ending date	Sep 30, 2015
5.5950% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.60%
Derivative, Notional Amount	106,800
Effective date	Aug 28, 2009
Ending date	Aug 28, 2020
5.2600% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.26%
Derivative, Notional Amount	106,800
Effective date	Jul 3, 2006
Ending date	Feb 26, 2021
5.2000% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.20%
Derivative, Notional Amount	96,000
Effective date	Dec 18, 2006
Ending date	Oct 2, 2015
5.5150% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.52%
Derivative, Notional Amount	59,700
Effective date	Feb 28, 2007
Ending date	Jul 31, 2012
5.1700% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.17%
Derivative, Notional Amount	24,000
Effective date	Apr 30, 2007
Ending date	May 29, 2020
5.1750% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.18%
Effective date	Jul 16, 2012
Ending date	Jul 15, 2016
5.8700% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.87%
Effective date	Aug 31, 2017
Ending date	Nov 28, 2025
5.4975% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.50%
Effective date	Jul 31, 2012
Ending date	Jul 31, 2019
Maximum [Member] | 5.6400% [Member]
Derivative [Line Items]
Derivative, Notional Amount	714,500
Maximum [Member] | 4.6325% [Member]
Derivative [Line Items]
Derivative, Notional Amount	663,399
Maximum [Member] | 5.4200% [Member]
Derivative [Line Items]
Derivative, Notional Amount	438,462
Maximum [Member] | 5.6000% [Member]
Derivative [Line Items]
Derivative, Notional Amount	200,000
Maximum [Member] | 5.0275% [Member]
Derivative [Line Items]
Derivative, Notional Amount	158,000
Maximum [Member] | 5.5950% [Member]
Derivative [Line Items]
Derivative, Notional Amount	106,800
Maximum [Member] | 5.2600% [Member]
Derivative [Line Items]
Derivative, Notional Amount	106,800
Maximum [Member] | 5.2000% [Member]
Derivative [Line Items]
Derivative, Notional Amount	96,000
Maximum [Member] | 5.5150% [Member]
Derivative [Line Items]
Derivative, Notional Amount	59,700
Maximum [Member] | 5.1700% [Member]
Derivative [Line Items]
Derivative, Notional Amount	55,500
Maximum [Member] | 5.1750% [Member]
Derivative [Line Items]
Derivative, Notional Amount	663,399
Maximum [Member] | 5.8700% [Member]
Derivative [Line Items]
Derivative, Notional Amount	620,390
Maximum [Member] | 5.4975% [Member]
Derivative [Line Items]
Derivative, Notional Amount	$ 59,700

Financial instrument - Schedule of Outstanding Interest Rate Derivatives (Parenthetical) (Detail) (USD $)	6 Months Ended
Jun. 30, 2012
Swap [Member]
Derivative [Line Items]
Derivative, Notional Amount	106,800,000
Interest Rate Swaption [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.26%
Effective date	Feb 28, 2014
Ending date	Feb 26, 2021

Financial Instruments - Schedule of Interest Rate Derivatives (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Fair value of financial instruments	$ 590,256		$ 590,256		$ 564,490
Change in fair value of financial instruments	(82,084)	(84,747)	(86,760)	(78,945)
Interest Expense [Member]
Depreciation	(2,194)	(2,901)	(4,736)	(6,186)
Depreciation Expense [Member]
Depreciation	$ (218)	$ (102)	$ (384)	$ (193)

Subsequent Events - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended	1 Months Ended		6 Months Ended		1 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Jul. 17, 2012 Subsequent Event [Member]	Jul. 28, 2012 Subsequent Event [Member]	Jul. 06, 2012 Subsequent Event [Member]	Jul. 03, 2012 Subsequent Event [Member] Subsidiary	Jul. 17, 2012 Subsequent Event [Member] Preferred Shares [Member]	Jul. 28, 2012 Subsequent Event [Member] Common Shares [Member]	Jul. 03, 2012 Subsequent Event [Member] Loan Facility [Member]	Jul. 06, 2012 Subsequent Event [Member] $1.3 billion revolving credit facility [Member]
Number of subsidiary companies						3
Loan facility									$ 224,000,000	$ 1,000,000,000
Credit facility										1,300,000,000
Undrawn amount under the facility										267,000,000
Administration fee					1,950,000
Dividends on preferred shares, per share			$ 0.59375
Dividends, Preferred Stock			8,313,000
Dividends declared date							Jul 17, 2012	Jul 28, 2012
Dividends date paid							Jul 30, 2012	Aug 22, 2012
Dividends date of record							Jul 27, 2012	Aug 13, 2012
Dividends on common shares, per share				$ 0.25
Dividends, Common Stock	$ 27,455,000	$ 47,414,000		$ 15,728,000